Senior Notes and Secured Indebtedness - Additional Information (Detail) (William Lyon Homes [Member])	Sep. 30, 2013	Dec. 31, 2012
William Lyon Homes [Member]
Debt Instrument [Line Items]
Ownership percentage	100.00%	100.00%